Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operations
Net loss for the year	$ (77,081)	$ (41,083)
Adjustments for:
Change in fair value of derivatives		105
Finance cost	5,070	146
Finance income	(2,013)	(653)
Foreign exchange and other	1,042	3
Share-based compensation	3,998	5,134
Amortization	1,012	928
Impairment of exploration and evaluation assets		251
Reclamation provision	2,216	304
Other	6	14
Net changes in non-cash working capital items:
Prepaids and other	(299)	(37)
Accounts payable and accrued liabilities	7,565	(3,395)
Reclamation provision settlement	(13)	(69)
Other long-term liability	103	39
Net cash flow from (used in) operating activities	(58,394)	(38,314)
Financing
Proceeds from private placements of common shares	10,355	10,000
Proceeds from Public Offering	29,270
Proceeds from issuance of loans and borrowings	15,000	30,000
Share issuance and loan finance costs paid	(1,895)	(617)
Proceeds from the exercise of Equinox Warrants, warrants
Proceeds from the exercise of Equinox Warrants, warrants and stock options	26	22,336
Payment of lease liability	(240)	(162)
Contribution from non-controlling interest	67	74
Finance income received and other, net	1,888	637
Net cash flow from (used in) financing activities	54,471	62,268
Investing
Restricted cash contribution		(258)
Capital expenditures	(2,406)	(89)
Mineral Property Investment	(250)
Net cash flow from (used in) investing activities	(2,656)	(347)
Effect of exchange rate change on cash and cash equivalents	(548)	488
Increase (decrease) in cash and cash equivalents	(7,127)	24,095
Cash and cash equivalents, beginning of year	38,865	14,770
Cash and cash equivalents, end of year	$ 31,738	$ 38,865